Segmentation of key figures (Details 3) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total assets	$ 122,910		$ 131,795
Total liabilities	(59,904)		(63,973)
Total equity	63,006	$ 61,704	67,822	$ 54,128	$ 50,589	$ 56,666
Net debt	9,519		868
Net operating assets	72,525		68,690
Property, plant and equipment	10,733		11,545
Goodwill	29,113		29,595
Intangible assets other than goodwill	33,367		34,182
Innovative Medicines
Disclosure of operating segments [line items]
Total assets	77,630		79,220
Total liabilities	(15,573)		(15,929)
Net operating assets	62,057		63,291
Property, plant and equipment	8,505		9,168
Goodwill	21,408		21,562
Intangible assets other than goodwill	31,627		32,357
Sandoz
Disclosure of operating segments [line items]
Total assets	15,916		16,192
Total liabilities	(3,477)		(3,632)
Net operating assets	12,439		12,560
Property, plant and equipment	1,790		1,901
Goodwill	7,698		8,026
Intangible assets other than goodwill	1,448		1,577
Corporate
Disclosure of operating segments [line items]
Total assets	29,364		36,383
Total liabilities	(40,854)		(44,412)
Net debt	9,519		868
Net operating assets	(1,971)		(7,161)
Property, plant and equipment	438		476
Goodwill	7		7
Intangible assets other than goodwill	$ 292		$ 248